Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Reconciliation Of U.S Statutory Tax Rate To Worldwide Effective Tax Rate

The provisions for income taxes on continuing operations computed by applying the U.S. statutory rate to income from continuing operations before taxes as reconciled to the actual provisions were:

	2012	2011	2010
Income (loss) from continuing operations before income taxes
United States	(89.8)%	104.4%	92.6%
Foreign	(10.2)	(4.4)	7.4
	(100.0)%	100.0%	100.0%
Tax expense (benefit) at U.S. statutory rate	(35.0)%	35.0%	35.0%
State Income Taxes	0.3	2.7	3.9
Finalization of tax reviews and audits and changes in estimate on tax contingencies	(2.1)	4.1	(143.5)
Domestic Production Deduction	–	(3.9)	(7.7)
Employee Benefit Deductions	(8.1)	(4.7)	(1.9)
Non-Taxable Indemnification Agreements	(20.9)	–	14.4
Non-Deductible Professional Fees	27.8	3.6
Tax provision adjustments	(6.8)	(4.3)	(3.0)
Other, net	3.1	–	0.7
Taxes at effective worldwide tax rates	(41.7)	32.5	(102.1)%

Current And Deferred Tax Provisions

Current and deferred tax provisions (benefits) were:

	2012		2011		2010
(in millions)	Current	Deferred	Current	Deferred	Current	Deferred
U.S.	$ (16)	$ 2	$(4)	$29	$(150)	$79
Foreign	(1)	–	(1)	1	2	–
State	3	(3)	5	(3)	4	1
	$ (14)	$(1)	$(–)	$27	$(144)	$80

Components Of Deferred Tax Liabilities (Assets)

The deferred tax liabilities (assets) at the respective year-ends were as follows:

(in millions)	2012	2011
Deferred tax (assets)
Pension liability	$(73)	$(54)
Employee benefits	(113)	(135)
Unrealized foreign exchange	–	(180)
Nondeductible reserves	(63)	(54)
Net operating loss and other tax carryforwards	(49)	(51)
Investment in subsidiary	–	(257)
Other	(16)	(14)
Gross deferred tax (assets)	(314)	(745)
Less valuation allowances	60	208
Net deferred tax (assets)	(254)	(537)
Deferred tax liabilities
Property, plant and equipment	69	117
Intangibles	35	48
Unrepatriated earnings	–	763
Deferred tax liabilities	104	928
Total net deferred tax liabilities	$(150)	$391

Reconciliation Of Unrecognized Tax Benefits

The following table presents a reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended June 30, 2012, July 2, 2011 and July 3, 2010.

Unrecognized tax benefits (in millions)	June 30, 2012	July 2, 2011	July 3, 2010
Beginning of year balance	$83	$88	$227
Increases based on current period tax positions	5	8	9
Increases based on prior period tax positions	24	–	2
Decreases based on prior period tax positions	(4)	(5)	(17)
Decreases related to settlements with tax authorities	(33)	(4)	(131)
Decreases related to a lapse of applicable statute of limitation	(1)	(4)	(2)
End of Year Balance	$74	$83	$88